Summary Prospectus, Prospectus and
Statement of Additional Information Supplement

January 16, 2026

Morgan Stanley Institutional Fund Trust

Supplement dated January 16, 2026 to the Morgan Stanley Institutional Fund Trust
Summary Prospectus, Prospectus and Statement of Additional Information dated January 28, 2025, as supplemented

Discovery Portfolio (the "Fund")

The portfolio management team of the Fund consists of Dennis P. Lynch, Sam G. Chainani, Jason C. Yeung, Armistead B. Nash and Alexander T. Norton. Accordingly, all references to other portfolio managers of the Fund included in the Summary Prospectus, Prospectus and Statement of Additional Information are deleted in their entirety.

Please retain this supplement for future reference.

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